SCHEDULE OF CONSTRUCTION IN PROCESS (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Total		$ 9,785,953	$ 6,885,168
Manufacturing Facility [Member]
Property, Plant, and Equipment [Line Items]
Total	[1]	2,531,499
Building Improvements One [Member]
Property, Plant, and Equipment [Line Items]
Total	[2]	320,829	132,516
Building Improvements Two [Member]
Property, Plant, and Equipment [Line Items]
Total	[3]	16,831
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Total		$ 2,869,159	$ 132,516

[1]	In September 2025, the Company officially began construction of its intelligent kitchen production facility located in Gushan Town, Jiangyin. The facility is a four-story building (with no basement) with a total floor area of 32,086 square meters and expected to commence operations in June 2026. With a total investment of approximately RMB 200 million, the intelligent kitchen production facility aims to expand production capacity and advance the Company’s strategic in intelligent manufacturing. Upon completion and full ramp-up, the facility is expected to produce approximately 5,000 sets of intelligent kitchen equipment annually.
[2]	In March 2025, the Company began construction of an additional floor on its office building located at No. 190 Xizhang Road, Gushan Town, Jiangyin City, Wuxi City, Jiangsu Province. The estimated total investment is RMB 2,600,000 ($369,907), and the construction is expected to complete in June 2026.
[3]	In July 2025, the Company began renovation work on the first floor of its office building located at No. 190 Xizhang Road, Gushan Town, Jiangyin City, Jiangsu Province. The estimated total investment is approximately RMB 350,000 ($49,795), with completion anticipated in June 2026.